Cover Document	Aug. 23, 2019
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Aug. 23, 2019
Entity Registrant Name	TRACTOR SUPPLY CO /DE/
Entity Incorporation, State or Country Code	DE
Entity File Number	000-23314
Entity Tax Identification Number	13-3139732
Entity Address, Street Address	5401 Virginia Way
Entity Address, City	Brentwood
Entity Address, State	TN
Entity Address, Postal Zip Code	37027
City Area Code	615
Local Phone Number	440-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of each class	Common Stock, $0.008 par value
Trading Symbol	TSCO
Name of each exchange on which registered	NASDAQ
Entity Central Index Key	0000916365
Amendment Flag	true
Amendment Description	On August 23, 2019, Tractor Supply Company filed a Current Report on Form 8-K to disclose the entry into a Second Amended and Restated Employment Agreement (the “Agreement”) with its Chief Executive Officer, Gregory A. Sandfort, and to file a copy of the Agreement. This Current Report on 8-K/A is being submitted solely to correct Mr. Sandfort’s annual base salary and file a corrected copy of the Agreement.